Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

January 31, 2020 (unaudited)

	Shares	Value
Exchange Traded Note — 0.6%

Volatility Note — 0.6%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $6,416,789)	321,099	$5,201,804

Exchange Traded Vehicle — 0.1%

British Pound Fund — 0.1%
Invesco CurrencyShares British Pound Sterling Trust*(a)
(Cost $672,085)	5,330	682,187

Investment Companies — 99.2%

Asia ex Japan Equity Funds — 4.5%
iShares Core MSCI Pacific ETF(a)	280,185	15,872,480
iShares MSCI All Country Asia ex Japan ETF(a)	239,696	16,507,864
Vanguard FTSE Pacific ETF(a)	66,950	4,491,006
Total Asia ex Japan Equity Funds		36,871,350

Bank Loan Funds — 10.8%
Invesco Senior Loan ETF(a)	2,710,188	61,277,351
SPDR Blackstone / GSO Senior Loan ETF	591,479	27,503,773
Total Bank Loan Funds		88,781,124

BRIC Equity Funds — 1.8%
iShares China Large-Cap ETF(a)	155,017	6,160,376
iShares MSCI China ETF(a)	106,249	6,386,627
SPDR S&P China ETF	19,454	1,866,417
Total BRIC Equity Funds		14,413,420

Broad Fund — 0.4%
FlexShares Global Upstream Natural Resources Index Fund(a)	114,233	3,570,924

Convertible Bond Fund — 2.7%
SPDR Bloomberg Barclays Convertible Securities ETF	392,685	22,477,289

Emerging Bonds - Local Currency Funds — 1.7%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	87,170	2,405,020
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	337,530	11,334,257
WisdomTree Emerging Markets Local Debt Fund(a)	12,898	454,913
Total Emerging Bonds - Local Currency Funds		14,194,190

Emerging Bonds - USD Funds — 1.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	82,892	9,613,814
Vanguard Emerging Markets Government Bond ETF(a)	12,222	1,008,926
Total Emerging Bonds - USD Funds		10,622,740

Emerging Markets Small Cap Equity Fund — 1.7%
SPDR S&P Emerging Markets SmallCap ETF	312,120	13,633,402

Europe Equity Funds — 1.7%
iShares Core MSCI Europe ETF	49,343	2,385,240
iShares MSCI Eurozone ETF(a)	85,293	3,452,661
Vanguard FTSE Europe ETF(a)	147,914	8,400,036
Total Europe Equity Funds		14,237,937

Floating Rate - Investment Grade Funds — 5.6%
iShares Floating Rate Bond ETF	664,231	33,922,277
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	382,184	11,775,089
Total Floating Rate - Investment Grade Funds		45,697,366

High Yield Corporate Bond Funds — 5.7%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	63,637	2,951,484
iShares iBoxx High Yield Corporate Bond ETF(a)	257,430	22,532,848
SPDR Bloomberg Barclays High Yield Bond ETF(a)	123,933	13,513,654
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(a)	104,725	2,812,914
Xtrackers USD High Yield Corporate Bond ETF(a)	102,923	5,158,501
Total High Yield Corporate Bond Funds		46,969,401

International Equity Core Funds — 4.2%
iShares Core MSCI EAFE ETF(a)	40,494	2,569,344
Vanguard FTSE Developed Markets ETF(a)	63,981	2,734,548
Xtrackers MSCI EAFE Hedged Equity ETF(a)	871,492	28,872,530
Total International Equity Core Funds		34,176,422

International Large Cap Growth Fund — 1.1%
iShares MSCI EAFE Growth ETF(a)	105,064	8,967,212

International Small Cap Equity Funds — 6.5%
Schwab International Small-Cap Equity ETF	491,947	16,342,479
Vanguard FTSE All World ex-U.S. Small-Cap ETF(a)	344,938	36,877,322
Total International Small Cap Equity Funds		53,219,801

Investment Grade Corporate Bond Funds — 11.2%
iShares Broad USD Investment Grade Corporate Bond ETF	36,215	2,158,414
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	143,845	18,856,641
SPDR Portfolio Short Term Corporate Bond ETF	365,640	11,342,153
Vanguard Intermediate-Term Corporate Bond ETF(a)	147,861	13,801,346
Vanguard Short-Term Corporate Bond ETF	559,436	45,745,081
Total Investment Grade Corporate Bond Funds		91,903,635

Japan Equity Fund — 1.3%
iShares MSCI Japan ETF(a)	183,391	10,590,830

Mortgage Backed Securities Funds — 0.8%
iShares MBS ETF	42,259	4,600,315
Vanguard Mortgage-Backed Securities ETF(a)	45,116	2,414,608
Total Mortgage Backed Securities Funds		7,014,923

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Investment Companies (continued)

Municipal Bond Fund — 0.1%
VanEck Vectors High-Yield Municipal Index ETF(a)	13,162	$859,479

U.S. Large Cap Core Funds — 1.4%
Financial Select Sector SPDR Fund	229,599	6,878,786
Health Care Select Sector SPDR Fund(a)	43,660	4,328,452
Invesco KBW Bank ETF(a)	2,560	138,061
SPDR S&P Bank ETF(a)	9,315	411,630
Total U.S. Large Cap Core Funds		11,756,929

U.S. Large Cap Growth Funds — 2.5%
iShares Core S&P U.S. Growth ETF	33,023	2,278,587
Schwab U.S. Large-Cap Growth ETF(a)	28,234	2,696,347
SPDR Portfolio S&P 500 Growth ETF(a)	36,509	1,565,871
Vanguard Growth ETF	72,663	13,651,198
Total U.S. Large Cap Growth Funds		20,192,003

U.S. Long Term Treasury Bond Funds — 1.3%
iShares 20+ Year Treasury Bond ETF(a)	59,868	8,734,741
SPDR Portfolio Long Term Treasury ETF(a)	22,378	935,848
Vanguard Long-Term Treasury ETF(a)	8,637	771,630
Total U.S. Long Term Treasury Bond Funds		10,442,219

U.S. Momentum Fund — 0.4%
iShares Edge MSCI USA Momentum Factor ETF(a)	27,915	3,636,208

U.S. Preferred Funds — 1.4%
Invesco Preferred ETF	194,990	2,942,399
iShares Preferred & Income Securities ETF(a)	226,521	8,644,041
Total U.S. Preferred Funds		11,586,440

U.S. Small Cap Core Funds — 1.0%
iShares Russell 2000 ETF(a)	28,207	4,528,070
Schwab U.S. Small-Cap ETF(a)	11,713	859,383
Vanguard Small-Cap ETF(a)	16,114	2,615,302
Total U.S. Small Cap Core Funds		8,002,755

U.S. Small Cap Growth Funds — 2.2%
iShares Russell 2000 Growth ETF(a)	32,914	6,977,439
iShares S&P Small-Cap 600 Growth ETF(a)	20,444	3,883,542
Vanguard Small-Cap Growth ETF(a)	35,510	7,033,466
Total U.S. Small Cap Growth Funds		17,894,447

U.S. Ultra Short Term Treasury Bond Funds — 25.9%
Goldman Sachs Access Treasury 0-1 Year ETF(a)	212,798	21,343,639
Invesco Treasury Collateral ETF	32,548	3,436,418
iShares Short Treasury Bond ETF(a)	1,190,661	131,722,827
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	612,076	56,029,437
Total U.S. Ultra Short Term Treasury Bond Funds		212,532,321

Total Investment Companies
(Cost $800,066,457)		814,244,767

Short-Term Investments — 7.8%

Money Market Funds — 7.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(b)(c)	63,034,257	63,034,257
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 1.55%(b)	1,058,424	1,058,424
Total Short-Term Investments
(Cost $64,092,681)		64,092,681
Total Investments — 107.7%
(Cost $871,248,012)		884,221,439
Other Assets and Liabilities, Net — (7.7)%		(63,010,402)
Net Assets — 100.0%		$821,211,037

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $223,212,261; total market value of collateral held by the Fund was $228,925,388. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $165,891,131.
(b)	Reflects the 1-day yield at January 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020:

Total Return Benchmark	Counterparties	Annual Financing Rate Received/ (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(d)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1.55	7/02/2020	Monthly	$(1,427,144)	$–
Consumer Discretionary Select Sector SPDR Fund	Bank of America	1.76	9/30/2020	Monthly	(1,427,144)	–
Energy Select Sector SPDR Fund	Morgan Stanley	1.50	7/02/2020	Monthly	(1,815,945)	–
Energy Select Sector SPDR Fund	Bank of America	1.76	9/30/2020	Monthly	(1,815,945)	–
Financial Select Sector SPDR Fund	Morgan Stanley	2.10	7/02/2020	Monthly	689,649	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	2.10	7/02/2020	Monthly	178,995	–
FlexShares Global Upstream Natural Resources Index Fund	Bank of America	2.26	9/30/2020	Monthly	178,995	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,069,900	–
Goldman Sachs Access Treasury 0-1 Year ETF	Bank of America	2.26	9/30/2020	Monthly	1,069,900	–
Graniteshares Gold Trust	Morgan Stanley	1.25	7/02/2020	Monthly	(21,707)	–
Graniteshares Gold Trust	Bank of America	1.76	9/30/2020	Monthly	(21,707)	–
Health Care Select Sector SPDR Fund	Morgan Stanley	2.10	7/02/2020	Monthly	433,936	–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	(1.55)	7/02/2020	Monthly	(137,984)	–
Invesco CurrencyShares Australian Dollar Trust	Bank of America	1.76	9/30/2020	Monthly	(137,984)	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.10	7/02/2020	Monthly	34,173	–
Invesco CurrencyShares British Pound Sterling Trust	Bank of America	2.26	9/30/2020	Monthly	34,173	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	(0.45)	7/02/2020	Monthly	(894,311)	–
Invesco CurrencyShares Euro Currency Trust	Bank of America	1.76	9/30/2020	Monthly	(894,311)	–
Invesco CurrencyShares Japanese Yen Trust	Morgan Stanley	(0.80)	7/02/2020	Monthly	(363,618)	–
Invesco CurrencyShares Japanese Yen Trust	Bank of America	1.76	9/30/2020	Monthly	(363,618)	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(3.45)	7/02/2020	Monthly	(4,556,374)	–
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America	1.76	9/30/2020	Monthly	(4,556,374)	–
Invesco KBW Bank ETF	Morgan Stanley	2.10	7/02/2020	Monthly	6,903	–
Invesco KBW Bank ETF	Bank of America	2.26	9/30/2020	Monthly	6,903	–
Invesco Preferred ETF	Morgan Stanley	2.10	7/02/2020	Monthly	147,505	–
Invesco Preferred ETF	Bank of America	2.26	9/30/2020	Monthly	147,505	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	0.90	7/02/2020	Monthly	(1,130,554)	–
Invesco S&P 500 Low Volatility ETF	Bank of America	1.76	9/30/2020	Monthly	(1,130,554)	–
Invesco Senior Loan ETF	Morgan Stanley	2.10	7/02/2020	Monthly	3,071,817	–
Invesco Senior Loan ETF	Bank of America	2.26	9/30/2020	Monthly	3,071,817	–
Invesco Treasury Collateral ETF	Morgan Stanley	2.10	7/02/2020	Monthly	172,307	–
Invesco Treasury Collateral ETF	Bank of America	2.26	9/30/2020	Monthly	172,307	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.10	7/02/2020	Monthly	260,771	–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Bank of America	2.26	9/30/2020	Monthly	260,771	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received/ (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(d)
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	$147,952	$–
iShares 0-5 Year High Yield Corporate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	147,952	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	437,846	–
iShares 20+ Year Treasury Bond ETF	Bank of America	2.26	9/30/2020	Monthly	437,846	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	0.75	7/02/2020	Monthly	(2,016,945)	–
iShares 3-7 Year Treasury Bond ETF	Bank of America	1.76	9/30/2020	Monthly	(2,016,945)	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	108,234	–
iShares Broad USD Investment Grade Corporate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	108,234	–
iShares China Large-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	617,639	–
iShares Core MSCI EAFE ETF	Morgan Stanley	2.10	7/02/2020	Monthly	128,804	–
iShares Core MSCI EAFE ETF	Bank of America	2.26	9/30/2020	Monthly	128,804	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1.25	7/02/2020	Monthly	(1,159,472)	–
iShares Core MSCI Emerging Markets ETF	Bank of America	1.76	9/30/2020	Monthly	(1,159,472)	–
iShares Core MSCI Europe ETF	Morgan Stanley	2.10	7/02/2020	Monthly	119,593	–
iShares Core MSCI Europe ETF	Bank of America	2.26	9/30/2020	Monthly	119,593	–
iShares Core MSCI Pacific ETF	Morgan Stanley	2.10	7/02/2020	Monthly	795,706	–
iShares Core MSCI Pacific ETF	Bank of America	2.26	9/30/2020	Monthly	795,706	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	114,264	–
iShares Core S&P U.S. Growth ETF	Bank of America	2.26	9/30/2020	Monthly	114,264	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(1.25)	7/02/2020	Monthly	(410,559)	–
iShares Core S&P U.S. Value ETF	Bank of America	1.76	9/30/2020	Monthly	(410,559)	–
iShares Core U.S. REIT ETF	Morgan Stanley	(1.50)	7/02/2020	Monthly	(54,869)	–
iShares Core U.S. REIT ETF	Bank of America	1.76	9/30/2020	Monthly	(54,869)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	1.25	7/02/2020	Monthly	(2,110,926)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America	1.76	9/30/2020	Monthly	(2,110,926)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	(0.05)	7/02/2020	Monthly	(3,482,686)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America	1.76	9/30/2020	Monthly	(3,482,686)	–
iShares Edge MSCI USA Momentum Factor ETF	Morgan Stanley	2.10	7/02/2020	Monthly	182,234	–
iShares Edge MSCI USA Momentum Factor ETF	Bank of America	2.26	9/30/2020	Monthly	182,234	–
iShares Floating Rate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,700,529	–
iShares Floating Rate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	1,700,529	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	945,290	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	945,290	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,129,575	–
iShares iBoxx High Yield Corporate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	1,129,575	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	482,013	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received/ (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(d)
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America	2.26	9/30/2020	Monthly	$482,013	$–
iShares MBS ETF	Morgan Stanley	2.10	7/02/2020	Monthly	230,565	–
iShares MBS ETF	Bank of America	2.26	9/30/2020	Monthly	230,565	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.10	7/02/2020	Monthly	827,542	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America	2.26	9/30/2020	Monthly	827,542	–
iShares MSCI China ETF	Morgan Stanley	2.10	7/02/2020	Monthly	640,292	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	449,538	–
iShares MSCI EAFE Growth ETF	Bank of America	2.26	9/30/2020	Monthly	449,538	–
iShares MSCI Eurozone ETF	Morgan Stanley	2.10	7/02/2020	Monthly	173,092	–
iShares MSCI Eurozone ETF	Bank of America	2.26	9/30/2020	Monthly	173,092	–
iShares MSCI Japan ETF	Morgan Stanley	2.10	7/02/2020	Monthly	530,896	–
iShares MSCI Japan ETF	Bank of America	2.26	9/30/2020	Monthly	530,896	–
iShares Preferred & Income Securities ETF	Morgan Stanley	2.10	7/02/2020	Monthly	433,345	–
iShares Preferred & Income Securities ETF	Bank of America	2.26	9/30/2020	Monthly	433,345	–
iShares Russell 2000 ETF	Morgan Stanley	2.10	7/02/2020	Monthly	226,989	–
iShares Russell 2000 ETF	Bank of America	2.26	9/30/2020	Monthly	226,989	–
iShares Russell 2000 Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	349,784	–
iShares Russell 2000 Growth ETF	Bank of America	2.26	9/30/2020	Monthly	349,784	–
iShares Russell 2000 Value ETF	Morgan Stanley	1.25	7/02/2020	Monthly	(1,151,754)	–
iShares Russell 2000 Value ETF	Bank of America	1.76	9/30/2020	Monthly	(1,151,754)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	194,709	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America	2.26	9/30/2020	Monthly	194,709	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(2.75)	7/02/2020	Monthly	(778,611)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America	1.76	9/30/2020	Monthly	(778,611)	–
iShares Short Treasury Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	6,603,173	–
iShares Short Treasury Bond ETF	Bank of America	2.26	9/30/2020	Monthly	6,603,173	–
iShares Silver Trust	Morgan Stanley	1.25	7/02/2020	Monthly	(372,698)	–
iShares Silver Trust	Bank of America	1.76	9/30/2020	Monthly	(372,698)	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	(1.60)	7/02/2020	Monthly	(1,006,467)	–
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America	1.76	9/30/2020	Monthly	(1,006,467)	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	2.10	7/02/2020	Monthly	819,238	–
Schwab International Small-Cap Equity ETF	Bank of America	2.26	9/30/2020	Monthly	819,238	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	135,228	–
Schwab U.S. Large-Cap Growth ETF	Bank of America	2.26	9/30/2020	Monthly	135,228	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(1.50)	7/02/2020	Monthly	(416,310)	–
Schwab U.S. Large-Cap Value ETF	Bank of America	1.76	9/30/2020	Monthly	(416,310)	–
Schwab U.S. REIT ETF	Morgan Stanley	0.10	7/02/2020	Monthly	(195,495)	–
Schwab U.S. REIT ETF	Bank of America	1.76	9/30/2020	Monthly	(195,495)	–
Schwab U.S. Small-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	43,068	–
Schwab U.S. Small-Cap ETF	Bank of America	2.26	9/30/2020	Monthly	43,068	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received/ (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(d)
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.10	7/02/2020	Monthly	$1,378,772	$–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America	2.26	9/30/2020	Monthly	1,378,772	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.10	7/02/2020	Monthly	2,808,722	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America	2.26	9/30/2020	Monthly	2,808,722	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,126,769	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America	2.26	9/30/2020	Monthly	1,126,769	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	120,568	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America	2.26	9/30/2020	Monthly	120,568	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	677,466	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America	2.26	9/30/2020	Monthly	677,466	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	2.10	7/02/2020	Monthly	590,289	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Bank of America	2.26	9/30/2020	Monthly	590,289	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	141,015	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America	2.26	9/30/2020	Monthly	141,015	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.25	7/02/2020	Monthly	(1,750,130)	–
SPDR Dow Jones International Real Estate ETF	Bank of America	1.76	9/30/2020	Monthly	(1,750,130)	–
SPDR Gold MiniShares Trust	Morgan Stanley	0.80	7/02/2020	Monthly	(41,459)	–
SPDR Gold MiniShares Trust	Bank of America	1.76	9/30/2020	Monthly	(41,459)	–
SPDR Gold Shares	Morgan Stanley	1.25	7/02/2020	Monthly	(1,598,428)	–
SPDR Gold Shares	Bank of America	1.76	9/30/2020	Monthly	(1,598,428)	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	2.10	7/02/2020	Monthly	46,922	–
SPDR Portfolio Long Term Treasury ETF	Bank of America	2.26	9/30/2020	Monthly	46,922	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	78,489	–
SPDR Portfolio S&P 500 Growth ETF	Bank of America	2.26	9/30/2020	Monthly	78,489	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(2.90)	7/02/2020	Monthly	(292,790)	–
SPDR Portfolio S&P 500 Value ETF	Bank of America	1.76	9/30/2020	Monthly	(292,790)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	568,566	–
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	568,566	–
SPDR S&P Bank ETF	Morgan Stanley	2.10	7/02/2020	Monthly	20,637	–
SPDR S&P Bank ETF	Bank of America	2.26	9/30/2020	Monthly	20,637	–
SPDR S&P China ETF	Morgan Stanley	2.10	7/02/2020	Monthly	187,083	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	683,417	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America	2.26	9/30/2020	Monthly	683,417	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received/ (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(d)
Technology Select Sector SPDR Fund	Morgan Stanley	1.55	7/02/2020	Monthly	$(2,977,728)	$–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.10	7/02/2020	Monthly	43,098	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America	2.26	9/30/2020	Monthly	43,098	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	568,174	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America	2.26	9/30/2020	Monthly	568,174	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	50,603	–
Vanguard Emerging Markets Government Bond ETF	Bank of America	2.26	9/30/2020	Monthly	50,603	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,848,688	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America	2.26	9/30/2020	Monthly	1,848,688	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	2.10	7/02/2020	Monthly	137,067	–
Vanguard FTSE Developed Markets ETF	Bank of America	2.26	9/30/2020	Monthly	137,067	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1.25	7/02/2020	Monthly	(1,263,493)	–
Vanguard FTSE Emerging Markets ETF	Bank of America	1.76	9/30/2020	Monthly	(1,263,493)	–
Vanguard FTSE Europe ETF	Morgan Stanley	2.10	7/02/2020	Monthly	421,098	–
Vanguard FTSE Europe ETF	Bank of America	2.26	9/30/2020	Monthly	421,098	–
Vanguard FTSE Pacific ETF	Morgan Stanley	2.10	7/02/2020	Monthly	225,120	–
Vanguard FTSE Pacific ETF	Bank of America	2.26	9/30/2020	Monthly	225,120	–
Vanguard Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	684,410	–
Vanguard Growth ETF	Bank of America	2.26	9/30/2020	Monthly	684,410	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	691,836	–
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	691,836	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	(5.25)	7/02/2020	Monthly	(932,936)	–
Vanguard Intermediate-Term Treasury ETF	Bank of America	1.76	9/30/2020	Monthly	(932,936)	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	2.10	7/02/2020	Monthly	38,684	–
Vanguard Long-Term Treasury ETF	Bank of America	2.26	9/30/2020	Monthly	38,684	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.10	7/02/2020	Monthly	121,009	–
Vanguard Mortgage-Backed Securities ETF	Bank of America	2.26	9/30/2020	Monthly	121,009	–
Vanguard Real Estate ETF	Morgan Stanley	1.45	7/02/2020	Monthly	(1,197,232)	–
Vanguard Real Estate ETF	Bank of America	1.76	9/30/2020	Monthly	(1,197,232)	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	2,293,240	–
Vanguard Short-Term Corporate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	2,293,240	–
Vanguard Small-Cap ETF	Morgan Stanley	2.10	7/02/2020	Monthly	131,138	–
Vanguard Small-Cap ETF	Bank of America	2.26	9/30/2020	Monthly	131,138	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.10	7/02/2020	Monthly	352,565	–
Vanguard Small-Cap Growth ETF	Bank of America	2.26	9/30/2020	Monthly	352,565	–
Vanguard Small-Cap Value ETF	Morgan Stanley	0.85	7/02/2020	Monthly	(1,751,916)	–
Vanguard Small-Cap Value ETF	Bank of America	1.76	9/30/2020	Monthly	(1,751,916)	–
Vanguard Value ETF	Morgan Stanley	1.25	7/02/2020	Monthly	(3,268,879)	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2020 (unaudited)

Total Return Swap contracts outstanding at January 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received/ (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long/ (Short)	Value Unrealized Appreciation/ (Depreciation)(d)
Vanguard Value ETF	Bank of America	1.76	9/30/2020	Monthly	$(3,268,879)	$–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.10	7/02/2020	Monthly	22,820	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America	2.26	9/30/2020	Monthly	22,820	–
Xtrackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.10	7/02/2020	Monthly	1,447,383	–
Xtrackers MSCI EAFE Hedged Equity ETF	Bank of America	2.26	9/30/2020	Monthly	1,447,383	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	(5.55)	7/02/2020	Monthly	(1,715,455)	–
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America	1.76	9/30/2020	Monthly	(1,715,455)	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	(4.90)	7/02/2020	Monthly	(2,050,228)	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America	1.76	9/30/2020	Monthly	(2,050,228)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	2.10	7/02/2020	Monthly	258,619	–
Xtrackers USD High Yield Corporate Bond ETF	Bank of America	2.26	9/30/2020	Monthly	258,619	–
						$–

At January 31, 2020 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Reflects the value at reset date of January 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Exchange Traded Note	$5,201,804	$–	$–	$5,201,804
Exchange Traded Vehicle	682,187	–	–	682,187
Investment Companies	814,244,767	–	–	814,244,767
Short-Term Investments:
Money Market Funds	64,092,681	–	–	64,092,681
Total Investments in Securities	884,221,439	–	–	884,221,439
Other Financial Instruments:(f)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$884,221,439	$–	$–	$884,221,439
Liability Valuation Inputs
Other Financial Instruments:(f)
Swap Contracts	$–	$–	$–	$–

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.
(f)	Reflects the unrealized appreciation (depreciation) of the instruments.